FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Sep. 30, 2021
FINANCIAL INSTRUMENTS
Schedule of unrealized gain (loss) of derivative instruments and other

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Physical forward contracts and options (i)	$133,822	$(115,147)	$359,128	$(66,767)
Financial swap contracts and options (ii)	155,093	42,544	221,487	70,665
Foreign exchange forward contracts	597	(3,028)	1,702	(9,079)
Unrealized foreign exchange on Term Loan	(6,393)	–	(2,245)	–
Unrealized foreign exchange on the 6.5% convertible bond and 8.75% loan transferred to realized foreign exchange resulting from the September 2020 Recapitalization	–	(12,218)	–	–
Weather derivatives (iii)	(192)	1,769	(1,896)	(612)
Other derivative options	4,588	1,112	1,476	(1,826)
Unrealized gain of derivative instruments and other	$287,515	$(84,968)	$579,652	$(7,619)

Schedule of fair value of derivative financial assets and liabilities

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)

Physical forward contracts and options (i)	$291,433	$56,555	$16,403	$11,861
Financial swap contracts and options (ii)	166,201	58,940	1,292	1,397
Foreign exchange forward contracts	1,414	16	–	–
Other derivative options	2,851	95	–	4
As at September 30, 2021	$461,899	$115,606	$17,695	$13,262

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)

Physical forward contracts and options (i)	$12,513	$6,713	$10,157	$56,122
Financial swap contracts and options (ii)	6,942	2,634	3,548	5,047
Foreign exchange forward contracts	–	–	272	–
Weather derivatives (iii)	1,911	–	–	–
Other derivative options	3,660	1,253	–	–
As at March 31, 2021	$25,026	$10,600	$13,977	$61,169

Schedule of classification of derivative financial assets (liabilities) in the fair value hierarchy

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$–	$124,859	$452,646	$577,505
Derivative financial liabilities	–	–	(30,957)	(30,957)
Total net derivative financial assets	$–	$124,859	$421,689	$546,548

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$–	$682	$34,944	$35,626
Derivative financial liabilities	–	–	(75,146)	(75,146)
Total net derivative financial liabilities	$–	$682	$(40,202)	$(39,520)

Schedule of changes in net fair value of financial assets (liabilities)

	Six months ended	Year ended
	September 30, 2021	March 31, 2021
Balance, beginning of period	$(40,202)	$(85,885)
Total gains (losses)	418,487	(2,900)
Purchases	60,844	(4,059)
Sales	(9,290)	(1,670)
Settlements	(8,150)	54,312
Balance, end of period	$421,689	$(40,202)